Average Annual Total Returns - Class Z Shares - Alger Focus Equity Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 31, 2012	46.12%	22.06%	20.78%	43.72%	20.92%	20.03%	28.36%	17.73%	17.43%	38.49%	21.00%	19.42%